RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 12: -     RELATED PARTY BALANCES AND TRANSACTIONS

	December 31,
	2018	2017

Trade payables and accrued expenses	$133	$78

Related parties' expenses:

	Year ended December 31,
	2018	2017	2016
Amounts charged to:
Research and development expenses	$314	$447	$284

For the year ended December 31, 2018 and 2017 the Company received research and development services related with cancer studies in animal models, and breeding and maintenance of animals (mice) to support such studies.  The transaction is at arm’s length.